ORGANIZATION	12 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
ORGANIZATION

NOTE 1—ORGANIZATION:

The Mohegan Tribe of Indians of Connecticut (the “Mohegan Tribe” or the “Tribe”) established the Mohegan Tribal Gaming Authority (the “Authority”) in July 1995 with the exclusive authority to conduct and regulate gaming activities for the Tribe on Tribal lands and the non-exclusive authority to conduct such activities elsewhere. The Tribe is a federally-recognized Indian tribe with an approximately 595-acre reservation situated in Southeastern Connecticut, adjacent to Uncasville, Connecticut. Under the Indian Gaming Regulatory Act of 1988, federally-recognized Indian tribes are permitted to conduct full-scale casino gaming operations on tribal lands, subject to, among other things, the negotiation of a compact with the affected state. The Tribe and the State of Connecticut entered into a compact (the “Mohegan Compact”), which was approved by the United States Secretary of the Interior. The Authority is primarily engaged in the ownership, operation and development of gaming facilities. In October 1996, the Authority opened Mohegan Sun, a gaming and entertainment complex situated on an approximately 185-acre site on the Tribe’s reservation. The Authority is governed by a nine-member Management Board, whose members also comprise the Mohegan Tribal Council, the governing body of the Tribe. Any change in the composition of the Mohegan Tribal Council results in a corresponding change in the Authority’s Management Board.

As of September 30, 2015, the following subsidiaries were wholly-owned by the Authority: Mohegan Basketball Club, LLC (“MBC”), Mohegan Golf, LLC (“Mohegan Golf”), Mohegan Lacrosse, LLC (“Mohegan Lacrosse”), Mohegan Commercial Ventures-PA, LLC (“MCV-PA”), Mohegan Ventures-Northwest, LLC (“Mohegan Ventures-NW”), Mohegan Ventures Wisconsin, LLC (“MVW”), MTGA Gaming, LLC (“MTGA Gaming”), Downs Lodging, LLC (“Downs Lodging”) and Mohegan Gaming Advisors, LLC (“Mohegan Gaming Advisors”).

MBC owns and operates the Connecticut Sun, a professional basketball team in the Women’s National Basketball Association (the “WNBA”). MBC currently owns a 4.2% membership interest in WNBA, LLC.

Mohegan Golf owns and operates the Mohegan Sun Golf Club in Southeastern Connecticut.

Mohegan Lacrosse holds a 50% membership interest in New England Black Wolves, LLC (“NEBW”), which was formed with an unrelated third-party to own and operate the New England Black Wolves, a professional indoor lacrosse team in the National Lacrosse League (the “NLL”).

MCV-PA holds a 0.01% general partnership interest in each of Downs Racing, L.P. (“Downs Racing”), Backside, L.P., Mill Creek Land, L.P. and Northeast Concessions, L.P. (collectively, along with MCV-PA, the “Pocono Subsidiaries”), while the Authority holds the remaining 99.99% limited partnership interest in each entity. Downs Racing owns and operates Mohegan Sun Pocono, a gaming and entertainment facility situated on an approximately 400-acre site in Plains Township, Pennsylvania, and several off-track wagering facilities located elsewhere in Pennsylvania (collectively, the “Pennsylvania Facilities”). The Authority views Mohegan Sun and the Pennsylvania Facilities as two separate operating segments.

Mohegan Ventures-NW and a subsidiary of the Tribe hold 49.15% and 10.85% membership interests in Salishan-Mohegan, LLC (“Salishan-Mohegan”), respectively. Salishan-Mohegan was formed with an unrelated third-party to participate in the development and management of a proposed casino to be owned by the federally-recognized Cowlitz Indian Tribe (the “Cowlitz Tribe”) and to be located on the Cowlitz reservation in Clark County, Washington (the “Cowlitz Project”). Salishan-Mohegan holds 100% membership interests in Salishan-Mohegan Two, LLC (“Salishan-Mohegan Two”) and Interchange Development Group, LLC (“Interchange Development Group”), both of which were formed to acquire certain property related to the Cowlitz Project.

MVW holds a 100% membership interest in Wisconsin Tribal Gaming, LLC (“WTG”), which was formed to participate in the development of a proposed casino to be owned by the federally-recognized Menominee Indian Tribe of Wisconsin (the “Menominee Tribe”) and to be located in Kenosha, Wisconsin (the “Menominee Project”).

MTGA Gaming holds a 100% membership interest in Mohegan Gaming & Hospitality, LLC (“MG&H”), an unrestricted subsidiary of the Authority. MG&H holds a 100% membership interest in Mohegan Resorts, LLC (“Mohegan Resorts”). Mohegan Resorts holds a 100% membership interest in Mohegan Resorts Mass, LLC, which was formed to pursue potential gaming opportunities in the Commonwealth of Massachusetts.

Downs Lodging, an unrestricted subsidiary of the Authority, was formed to develop, finance and build Project Sunlight, a hotel and convention center located at Mohegan Sun Pocono.

Mohegan Gaming Advisors, an unrestricted subsidiary of the Authority, was formed to pursue gaming opportunities outside the State of Connecticut, including management contracts and consulting agreements for casino and entertainment properties in the United States. Mohegan Gaming Advisors holds 100% membership interests in MGA Holding NJ, LLC (“MGA Holding NJ”) and MGA Gaming NJ, LLC (collectively, the “Mohegan NJ Entities”). The Mohegan NJ Entities were formed to pursue management contracts and consulting agreements in the State of New Jersey. MGA Holding NJ holds a 10% ownership interest in Resorts Casino Hotel in Atlantic City, New Jersey (“Resorts Atlantic City”).

Mohegan Gaming Advisors also holds 100% membership interests in MGA Holding MA, LLC (“MGA Holding MA”) and MGA Gaming MA, LLC (“MGA Gaming MA”). MGA Holding MA holds a 100% membership interest in MGA Palmer Partners, LLC (“MGA Palmer Partners”). MGA Palmer Partners holds a 100% membership interest in Mohegan Sun Massachusetts, LLC (“Mohegan Sun Massachusetts”; Mohegan Sun Massachusetts, MGA Holding MA, MGA Gaming MA and MGA Palmer Partners are referred to collectively as the “Mohegan MA Entities”). The Mohegan MA Entities were formed to pursue potential gaming opportunities in the Commonwealth of Massachusetts.

In addition, Mohegan Gaming Advisors holds a 100% membership interest in Inspire Integrated Resort Co., Ltd. (“Inspire Integrated Resort”). Inspire Integrated Resort was formed to pursue potential gaming opportunities in South Korea.

Mohegan Gaming Advisors also holds 100% membership interests in MGNV, LLC (“MGNV”). MGNV was formed to pursue potential gaming, hospitality and entertainment opportunities in the State of Nevada.

The Authority also holds 50% of the membership interests in MMCT Venture, LLC, which was formed with the Mashantucket Pequot Tribe (the “MPT”) to pursue potential additional gaming opportunities in the State of Connecticut.